Risk Management - Summary of Sensitivity Analysis for Interest Rates (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Increase (decrease) of profit before income tax
Disclosure Of Sensitivity Analysis For Interest Rates [Line Items]
1% Increase		₩ (88,121)	₩ (30,548)
1% Decrease		88,121	30,548
Increase (decrease) of shareholder's equity
Disclosure Of Sensitivity Analysis For Interest Rates [Line Items]
1% Increase	[1]	(88,121)	(30,548)
1% Decrease	[1]	₩ 88,121	₩ 30,548

[1]	The effect on the shareholders’ equity excluding the impact of income taxes.